Exploration and Evaluation Assets	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Exploration and Evaluation Assets [Text Block]
6.	Exploration and Evaluation Assets

	September 1,		Impairment	August 31,
	2016	Expenditures	Loss	2017

Separation Rapids Lithium Project (a)	$7,481,410	$2,042,200	$-	$9,523,610
East Kemptville Tin-Indium Project (b)	5,011,070	311,352	-	5,322,422
Warren Township Anorthosite Project (c)	-	3,080	(3,080)	-
Mount Douglas Tin-Tungsten Property (d)	46,663	88,446	(135,109)	-
Other (e)	28,101	26,828	(39,929)	15,000

	$12,567,244	$2,471,906	$(178,118)	$14,861,032

	September 1,		Impairment	August 31,
	2017	Expenditures	Loss	2018

Separation Rapids Lithium Project (a)	$9,523,610	$1,487,340	$-	$11,010,950
East Kemptville Tin-Indium Project (b)	5,322,422	505,102	-	5,827,524
Warren Township Anorthosite Project (c)	-	-	-	-
Other (e)	15,000	20,760	-	35,760

	$14,861,032	$2,013,202	$-	$16,874,234
a)	Separation Rapids Lithium Project, Ontario

The Company owns a 100% interest in certain mineral claims and a mining lease in the Kenora area of Ontario. During the year ended August 31, 2017, the Company acquired a 100% interest in seven mineral claims located adjacent to the north and west of the Company’s existing Separation Rapids property and issued 500,000 common shares at the fair value of $0.185 per share.

b)	East Kemptville Tin-Indium Project, Nova Scotia

During the year ended August 31, 2007, the Company was granted a special exploration licence to search and prospect for all minerals except for coal, salt, potash and uranium within four claims in the East Kemptville area of Yarmouth, Nova Scotia. The special licence has been renewed multiple times since then.

In September 2014, the Company submitted an application for a new special licence reflecting the entire original mine site. During the quarter ended May 31, 2015, by Order in Council, the Government of Nova Scotia approved an application for a new special licence reflecting the entire original mine site. The current special licence has a term of three years beginning February 2, 2015 and is renewable for an additional two one-year periods. The Special Licence was renewed during the year ended August 31, 2018 and the Company continues the process toward applying for a mining lease to replace the Special Licence and secure full surface tenure.

The Company also has a number of regular exploration licences covering certain claims in the same proximity to the claims covered under the special exploration licence.

c)	Warren Township Anorthosite Project, Ontario

The Company owns a 100% interest in certain claims located near Foleyet, Ontario, which were staked by the Company during the year ended August 31, 2003. During the year ended August 31, 2013, the Company entered into a Mining Lease with the Province of Ontario under the Mining Act of Ontario covering these claims.

No substantial work has been carried out on the Warren Township project during the last five years and no work was planned or budgeted for fiscal 2018. In addition, no new potential customer has been identified for the project’s calcium feldspar product. The current outlook as at August 31, 2018 for the Warren Township project remains unchanged. It is management’s view that the fair value of this project has been significantly impaired and has estimated the recoverable amount of this project as at August 31, 2018 to be $nil.

d)	Mount Douglas Tin-Tungsten Property, New Brunswick

During the year ended August 31, 2016, the Company entered into an option agreement to earn a 100% interest (subject to a 2.0% NSR, which can be bought back for $1.0 million) in certain mineral claims located in Charlotte County, New Brunswick. As at August 31, 2017, the Company had decided to terminate the option agreement, accordingly the cost incurred to-date of $135,109 was written off as an impairment loss during the year ended August 31, 2017. These claims were returned to the original owner in September 2017.

e)	Other Resource Properties

The Company has a 100% interest in several claims in the Lilypad Lakes Tantalum Property, a 2.0% NSR interest in certain claims of the East Cedartree Gold Property located near Kenora, Ontario, and a 2.4% NSR interest in the Wolf Mountain Platinum-Palladium Project.

During the year ended August 31, 2016, the Company entered into an option agreement to earn a 100% interest (subject to a 2.0% NSR, which can be bought back for $1.0 million) in certain mineral claims located south of St. George, New Brunswick. During the year ended August 31, 2017, the Company had terminated the option agreement and returned these claims to the original owners and, accordingly, the cost incurred to-date of $39,929 had been written off as an impairment loss during the year ended August 31, 2017.

During the year ended August 31, 2016, the Company abandoned certain claims located in York County, New Brunswick, accordingly the cost incurred to-date of $218,620 had been written off as an impairment loss during the year ended August 31, 2016.